Share-based payments (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Payments
SOP and RSU expenses and related corporate and social security taxes expenses	$ 393,788	$ 256,103	$ 126,167
RSUs and SOPs grant - business combination	5,480	13,400	43,116
Awards expenses and related taxes	8,936	19,814	113,172
Fair value adjustment - hedge of corporate and social security taxes (note 20)	(35,535)	(33,703)	3,995
Total share-based compensation expenses (note 8)	372,669	255,614	286,450
Equity share-based compensation, net of shares withheld for employee taxes	170,252	160,309	201,991
Liability provision for taxes presented as salaries, allowances and social security contributions	$ 88,139	$ 66,075	$ 32,554